UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                    1/28/13
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               42

Form 13F Information Table Value Total:         $165,317

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT & T, INC                      COMMON   00206R102      221          6569 SH       SOLE     2                                  6569
ACTUANT CORP.                    COMMON   00508X203     4504        161392 SH       SOLE     2                                161392
AMER SUPERCONDUCTOR              COMMON   030111108      131         50000 SH       SOLE     2                                 50000
AMGEN INC                        COMMON   031162100     6626         76868 SH       SOLE     2                                 76868
AUTOZONE, INC.                   COMMON   053332102     5128         14469 SH       SOLE     2                                 14469
BED BATH & BEYOND                COMMON   075896100     4940         88350 SH       SOLE     2                                 88350
BRISTOL MYERS SQUIBB             COMMON   110122108      319          9800 SH       SOLE     2                                  9800
CORPORATE EXECUTIVE BD           COMMON   21988R102     3669         77302 SH       SOLE     2                                 77302
COSTAR GROUP INC                 COMMON   22160N109     6258         70025 SH       SOLE     2                                 70025
ECOLAB INC.                      COMMON   278865100     8717        121240 SH       SOLE     2                                121240
EQT CORP                         COMMON   294549100      546          9094 SH       SOLE     2                                  9094
EXPEDITORS INTL WASH             COMMON   302130109     5175        130855 SH       SOLE     2                                130855
EXXON MOBIL CORP                 COMMON   30231G102      420          4849 SH       SOLE     2                                  4849
FASTENAL CO.                     COMMON   311900104     9424        202015 SH       SOLE     2                                202015
FEDERAL RLTY INVT TR             COMMON   313747206     1832         17610 SH       SOLE     2                                 17610
GENERAL  ELECTRIC                COMMON   369604103     5412        257840 SH       SOLE     2                                257840
GILEAD SCIENCES, INC             COMMON   375558103     2547         34673 SH       SOLE     2                                 34673
GOOGLE INC                       COMMON   38259P508     4708          6656 SH       SOLE     2                                  6656
HERITAGE-CRYSTAL CLEAN           COMMON   42726M106     1882        125400 SH       SOLE     2                                125400
HOME DEPOT INC                   COMMON   437076102     3244         52447 SH       SOLE     2                                 52447
IPG PHOTONICS CORP               COMMON   44980X109     4898         73485 SH       SOLE     2                                 73485
IHS INC CL A                     COMMON   451734107     5495         57235 SH       SOLE     2                                 57235
IBM CORP                         COMMON   459200101      535          2791 SH       SOLE     2                                  2791
ISHARES EMERGING MRKTS           COMMON   464287234     6118        137937 SH       SOLE     2                                137937
ISHARES GLOBAL TECH              COMMON   464287291     4639         68920 SH       SOLE     2                                 68920
LIBERTY GLOBAL CL A              COMMON   530555101     4692         74520 SH       SOLE     2                                 74520
LIBERTY GLOBAL SER C             COMMON   530555309     2044         34797 SH       SOLE     2                                 34797
LINCOLN ELECTRIC HLDG            COMMON   533900106     5843        120035 SH       SOLE     2                                120035
MSCI INC                         COMMON   55354G100     4697        151550 SH       SOLE     2                                151550
MEDTRONIC INC                    COMMON   585055106     4524        110294 SH       SOLE     2                                110294
MOLEX                            COMMON   608554101      336         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     6296        282094 SH       SOLE     2                                282094
PAYCHEX                          COMMON   704326107     3815        122669 SH       SOLE     2                                122669
POLYPORE INTL INC                COMMON   73179V103     7499        161273 SH       SOLE     2                                161273
PRAXAIR INC                      COMMON   74005P104     5719         52255 SH       SOLE     2                                 52255
PROTO LABS INC                   COMMON   743713109     3263         82775 SH       SOLE     2                                 82775
RITCHIE BROS AUCTIONS            COMMON   767744105     4433        212197 SH       SOLE     2                                212197
SCIENTIFIC LEARNING              COMMON   808760102       11         17000 SH       SOLE     2                                 17000
VERIZON COMMUNICATIONS           COMMON   92343V104      268          6186 SH       SOLE     2                                  6186
WESCO INTL INC                   COMMON   95082P105     5613         83240 SH       SOLE     2                                 83240
XINHAU 25                        COMMON   FXI           6492        160485 SH       SOLE     2                                160485
SODASTREAM INTL LTD              COMMON   M9068E105     2384         53100 SH       SOLE     2                                 53100
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